Interest expense, net	12 Months Ended
Dec. 31, 2019
Interest Expense [Abstract]
Interest expense, net
Interest expense, net

Year ended December 31,	2019	2018
Credit facilities	$9,826	$2,729
Convertible debentures	4,318	2,200
Mortgages	963	105
Promissory notes	1,691	202
Financing obligations	272	—
Finance lease obligations	3,691	2,984
Amortization of deferred financing costs	969	539
Interest expense	$21,730	$8,759
Interest income	(107)	(175)
	$21,623	$8,584